CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Capital Stock Face Value	Adjustment to Capital Stock	Merger Premium	Legal and Other Reserves	Voluntary Reserve	Unappropriated Retained Earnings	Other Accumulated Comprehensive Income (Loss)	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2016	$ 1,514,022	$ 19,204,724	$ 1,908,457	$ 1,508,448	$ 1,978,723	$ (6,183,590)	$ 1,088,297	$ 19,085	$ 21,038,166
Loss absorption according to CNV GR n° 777/2018, subject to Annual General Meeting's approval	0	(787,962)	(1,908,457)	(1,508,448)	(1,978,723)	6,183,590	0	0	0
Modified balances	1,514,022	18,416,762	0	0	0	0	1,088,297	19,085	21,038,166
Net income for the year						8,139,817		(44,473)	8,095,344
Other comprehensive (loss) income for the year						(32,963)	(768,327)		(801,290)
Total comprehensive income for the year, net						8,106,854	(768,327)	(44,473)	7,294,054
Contributions from non-controlling interests						11,860		753,859	765,719
Share-based payments								7,930	7,930
Increase in legal reserve				249,947		(249,947)			0
Increase in voluntary reserve					4,730,308	(4,730,308)			0
Dividends in cash					(3,161,413)	255,476			(2,905,937)
Ending balance at Dec. 31, 2017	1,514,022	18,416,762	0	249,947	1,568,895	3,393,935	319,970	736,401	26,199,932
Net income for the year						26,950,818		(514,046)	26,436,772
Other comprehensive (loss) income for the year						22,130	(319,970)		(297,840)
Total comprehensive income for the year, net						26,972,948	(319,970)	(514,046)	26,138,932
Contributions from non-controlling interests								476,517	476,517
Share-based payments								20,566	20,566
Increase in legal reserve				339,836		(339,836)			0
Increase in voluntary reserve					5,209,393	(5,209,393)			0
Dividends in cash						(2,180,788)			(2,180,788)
Ending balance at Dec. 31, 2018	1,514,022	18,416,762	0	589,783	6,778,288	22,636,866	0	719,438	50,655,159
Effect of IFRIC 23 Adoption						756,526			756,526
Modified balances	1,514,022	18,416,762	0	589,783	6,778,288	23,393,392	0	719,438	51,411,685
Net income for the year						8,808,815		(147,960)	8,660,855
Other comprehensive (loss) income for the year						(32,070)			(32,070)
Total comprehensive income for the year, net						8,776,745		(147,960)	8,628,785
Contributions from non-controlling interests								193,913	193,913
Share-based payments								48,557	48,557
Increase in legal reserve				1,788,953		(1,788,953)			0
Increase in voluntary reserve					20,847,913	(20,847,913)			0
Dividends in cash					(1,115,199)	6,285			(1,108,914)
Dividends distributed by subsidiaries								(23,229)	(23,229)
Ending balance at Dec. 31, 2019	$ 1,514,022	$ 18,416,762	$ 0	$ 2,378,736	$ 26,511,002	$ 9,539,556	$ 0	$ 790,719	$ 59,150,797